Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
UMWA Collective Bargaining Agreement
Defined Contribution Plan Disclosure [Line Items]
Proportion of company's employees represented by CBA (as a percent)	56.00%
Successor Benefit Plan
Defined Contribution Plan Disclosure [Line Items]
Contributions to defined contribution plans	$ 4.9	$ 4.0	$ 3.2